UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6103

                              Investors Cash Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period: 06/30/05
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Cash Trust - Government & Agency Securities Portfolio
Investment Portfolio as of June 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------



                                                                          Principal
                                                                          Amount ($)               Value ($)
                                                                 -------------------------------------------

Agencies Not Backed by the Full Faith and Credit of the US Government 45.9%
US Government Sponsored Agencies 31.5%
Federal Home Loan Bank:
3.02%*, 6/2/2006                                                         10,000,000               9,994,019
3.265%*, 9/12/2005                                                       28,000,000              27,996,567
Federal Home Loan Mortgage Corp.:
2.9%**, 8/9/2005                                                         17,535,000              17,479,911
3.83%, 6/20/2006                                                          8,000,000               8,000,000
Federal National Mortgage Association:
2.99%*, 10/3/2005                                                        25,000,000              24,995,799
3.09%*, 2/6/2006                                                         25,000,000              24,989,467
3.25%*, 12/9/2005                                                        25,000,000              24,993,296
                                                                                                ------------
                                                                                                138,449,059

US Government Agency Sponsored Pass-Throughs 14.4%
Federal National Mortgage Association:
3.0%**, 7/1/2005                                                         20,000,000              20,000,000
3.03%**, 7/1/2005                                                        25,000,000              25,000,000
3.12%**, 8/1/2005                                                        10,000,000               9,973,134
3.28%**, 8/1/2005                                                         8,008,631               7,986,011
                                                                                                ------------
                                                                                                 62,959,145

Total Agencies Not Backed by the Full Faith and Credit of the
US Government (Cost $201,408,204)                                                               201,408,204
                                                                                                ------------
Repurchase Agreements 55.8%
Bank of America Securities LLC, 3.05%, dated 5/6/2005, to be
repurchased at $75,381,250 on 7/5/2005 (a)                               75,000,000              75,000,000
JPMorgan Chase, Inc., 3.43%, dated 6/30/2005, to be repurchased at
$37,003,525 on 7/1/2005 (b)                                              37,000,000              37,000,000
Merrill Lynch & Co., Inc., 3.00%, dated 4/6/2005, to be repurchased at
$40,300,000 on 7/5/2005 (c)                                              40,000,000              40,000,000
Morgan Stanley & Co., Inc., 3.40%, dated 6/30/2005, to be
repurchased at  $92,008,689 on 7/1/2005 (d)                              92,000,000              92,000,000
State Street Bank and Trust Co., 2.65%, dated 6/30/2005,
to be repurchased at $1,040,077 on 7/1/2005 (e)                           1,040,000               1,040,000
                                                                                                ------------
Total Repurchase Agreements (Cost $245,040,000)                                                 245,040,000


                                                                               % of
                                                                         Net Assets                Value ($)
                                                                         ----------                ---------

Total Investment Portfolio  (Cost $446,448,204)                               101.7             446,448,204
Other Assets and Liabilities, Net                                              -1.7              -7,518,462
                                                                                                ------------
Net Assets                                                                    100.0             438,929,742
                                                                                                ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

**  Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:
Principal                                                                                Maturity
Amount ($)                        Security                            Rate (%)             Date
------------------------------------------------------------------------------------------------------------
59,466,093                Federal National Mortgage Association      3.907-6.0        10/1/2019-3/1/2034
15,931,835                Federal Home Loan Mortgage Corp.             4.829          11/1/2033
------------------------------------------------------------------------------------------------------------
Total Collateral Value

(b) Collateralized by $37,858,699 Federal Home Loan Mortgage Corp., with various coupon rates from 4.0-4.5%, with various maturity dates of 4/15/2017-1/15/2029 with a value of $37,741,469.

(c) Collateralized by:
Principal                                                                                Maturity
Amount ($)                        Security                            Rate (%)             Date
------------------------------------------------------------------------------------------------------------
73,150,408                Federal Home Loan Mortgage Corp.       Zero Coupon-6.8375   4/15/2014-3/15/2035
43,262,696                Federal National Mortgage Association   Zero Coupon-6.0     9/25/2032-7/25/2033
------------------------------------------------------------------------------------------------------------
Total Collateral Value


(d) Collateralized by:
Principal                                                                                Maturity
Amount ($)                        Security                            Rate (%)             Date
------------------------------------------------------------------------------------------------------------
84,510,000                Federal Farm Credit Bank                   3.25-4.65        12/15/2006-6/13/2012
10,000,000                Federal Home Loan Bank                    Zero Coupon       7/22/2005
------------------------------------------------------------------------------------------------------------
Total Collateral Value

(e) Collateralized by $1,011,743 Federal Home Loan Mortgage Corp., 4.5%, maturing on
1/1/2008 with a value of $1,061,609

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Government & Agency Securities Portfolio, a
                                    series of Investors Cash Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Government & Agency Securities Portfolio, a
                                    series of Investors Cash Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005